Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Securities
Securities
Amortized cost and approximate fair values of securities available for sale are summarized as follows:

	March 31, 2019
	Amortized Cost	Gross Unrealized		Estimated Fair Value
(in thousands)		Gains	Losses
U.S. government sponsored enterprise debt securities	$899,571	$4,687	$(13,800)	$890,458
Corporate debt securities	258,421	1,089	(1,168)	258,342
U.S. government agency debt securities	218,813	362	(3,839)	215,336
Municipal bonds	162,123	2,295	(430)	163,988
Mutual funds	24,267	—	(800)	23,467
Commercial paper	—	—	—	—
	$1,563,195	$8,433	$(20,037)	$1,551,591

	December 31, 2018
	Amortized Cost	Gross Unrealized		Estimated Fair Value
(in thousands)		Gains	Losses
U.S. government sponsored enterprise debt securities	$840,760	$2,197	$(22,178)	$820,779
Corporate debt securities	357,602	139	(5,186)	352,555
U.S. government agency debt securities	221,682	187	(4,884)	216,985
Municipal bonds	162,438	390	(2,616)	160,212
Mutual funds	24,266	—	(1,156)	23,110
Commercial paper	12,448	—	(38)	12,410
	$1,619,196	$2,913	$(36,058)	$1,586,051

At March 31, 2019 and December 31, 2018, the Company had no foreign sovereign debt securities.

The Company’s securities available for sale with unrealized losses that are deemed temporary, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, are summarized below:

	March 31, 2019
	Less Than 12 Months		12 Months or More		Total
(in thousands)	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
U.S. government sponsored enterprise debt securities	$74,413	$(1,995)	$524,470	$(11,805)	$598,883	$(13,800)
Corporate debt securities	72,106	(365)	75,776	(803)	147,882	(1,168)
Municipal bonds	—	—	48,859	(430)	48,859	(430)
U.S. government agency debt securities	43,198	(436)	136,260	(3,403)	179,458	(3,839)
Mutual funds	—	—	23,220	(800)	23,220	(800)
Commercial paper	—	—	—	—	—	—
	$189,717	$(2,796)	$808,585	$(17,241)	$998,302	$(20,037)

	December 31, 2018
	Less Than 12 Months		12 Months or More		Total
(in thousands)	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
U.S. government sponsored enterprise debt securities	$90,980	$(2,995)	$608,486	$(19,183)	$699,466	$(22,178)
Corporate debt securities	243,667	(3,800)	75,762	(1,386)	319,429	(5,186)
Municipal bonds	63,580	(939)	133,886	(3,945)	197,466	(4,884)
U.S. government agency debt securities	1,449	(6)	94,331	(2,610)	95,780	(2,616)
Mutual funds	—	—	22,865	(1,156)	22,865	(1,156)
Commercial paper	12,410	(38)	—	—	12,410	(38)
	$412,086	$(7,778)	$935,330	$(28,280)	$1,347,416	$(36,058)

At March 31, 2019 and December 31, 2018, debt securities issued or guaranteed by U.S. government-sponsored entities and agencies held by the Company were issued by institutions which the Company believes to possess little credit risk. The Company does not consider these securities to be other-than-temporarily impaired because the decline in fair value is attributable to changes in interest rates and investment securities markets, generally, and not credit quality. The Company does not have the intent to sell these debt securities and it is more likely than not that it will not be required to sell the securities before their anticipated recovery.
Unrealized losses on municipal and corporate debt securities, at March 31, 2019 and December 31, 2018, are attributable to changes in interest rates and investment securities markets, generally, and as a result, temporary in nature. The Company does not consider these securities to be other-than-temporarily impaired because the issuers of these debt securities are considered to be high quality, and management does not intend to sell these investments and it is more likely than not that it will not be required to sell these investments before their anticipated recovery.
Amortized cost and approximate fair values of securities held to maturity, are summarized as follows:

	March 31, 2019
	Amortized Cost	Gross Unrealized		Estimated Fair Value
(in thousands)		Gains	Losses
Securities Held to Maturity -
U.S. government sponsored enterprise debt securities	$81,088	$79	$(1,635)	$79,532
U.S. Government agency debt securities	2,821	22	—	2,843
	$83,909	$101	$(1,635)	$82,375

	December 31, 2018
	Amortized Cost	Gross Unrealized		Estimated Fair Value
(in thousands)		Gains	Losses
Securities Held to Maturity -
U.S. government sponsored enterprise debt securities	$82,326	$—	$(3,889)	$78,437
U.S. Government agency debt securities	2,862	—	(49)	2,813
	$85,188	$—	$(3,938)	$81,250

Contractual maturities of securities at March 31, 2019 are as follows:

	Available for Sale		Held to Maturity
(in thousands)	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Within 1 year	$34,856	$34,769	$—	$—
After 1 year through 5 years	239,679	239,297	—	—
After 5 years through 10 years	172,190	172,421	—	—
After 10 years	1,092,203	1,081,637	83,909	82,375
No contractual maturities	24,267	23,467	—	—
	$1,563,195	$1,551,591	$83,909	$82,375

Securities
Amortized cost and approximate fair values of securities available for sale are summarized as follows:

	December 31, 2018
	Amortized Cost	Gross Unrealized		Estimated Fair Value
(in thousands)		Gains	Losses
U.S. government sponsored enterprise debt securities	$840,760	$2,197	$(22,178)	$820,779
Corporate debt securities	357,602	139	(5,186)	352,555
U.S. government agency debt securities	221,682	187	(4,884)	216,985
Municipal bonds	162,438	390	(2,616)	160,212
Mutual funds	24,266	—	(1,156)	23,110
Commercial paper	12,448	—	(38)	12,410
	$1,619,196	$2,913	$(36,058)	$1,586,051

	December 31, 2017
	Amortized Cost	Gross Unrealized		Estimated Fair Value
(in thousands)		Gains	Losses
U.S. government sponsored enterprise debt securities	$889,396	$1,784	$(15,514)	$875,666
Corporate debt securities	310,781	3,446	(835)	313,392
U.S. government agency debt securities	293,908	870	(3,393)	291,385
Municipal bonds	179,524	2,343	(1,471)	180,396
Mutual funds	24,262	—	(645)	23,617
U.S. treasury securities	2,700	2	(1)	2,701
	$1,700,571	$8,445	$(21,859)	$1,687,157

At December 31, 2018 and 2017, the Company had no foreign sovereign debt securities.
The Company’s investment securities available for sale with unrealized losses that are deemed temporary, aggregated by length of time that individual securities have been in a continuous unrealized loss position, are summarized below:

	December 31, 2018
	Less Than 12 Months		12 Months or More		Total
(in thousands)	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
U.S. government sponsored enterprise debt securities	$90,980	$(2,995)	$608,486	$(19,183)	$699,466	$(22,178)
Corporate debt securities	243,667	(3,800)	75,762	(1,386)	319,429	(5,186)
U.S. government agency debt securities	63,580	(939)	133,886	(3,945)	197,466	(4,884)
Municipal bonds	1,449	(6)	94,331	(2,610)	95,780	(2,616)
Mutual funds	—	—	22,865	(1,156)	22,865	(1,156)
Commercial paper	12,410	(38)	—	—	12,410	(38)
	$412,086	$(7,778)	$935,330	$(28,280)	$1,347,416	$(36,058)

	December 31, 2017
	Less Than 12 Months		12 Months or More		Total
(in thousands)	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
U.S. government sponsored enterprise debt securities	$333,232	$(2,956)	$485,555	$(12,558)	$818,787	$(15,514)
U.S. government agency debt securities	92,138	(728)	128,316	(2,665)	220,454	(3,393)
Municipal bonds	4,895	(8)	76,003	(1,463)	80,898	(1,471)
Corporate debt securities	94,486	(751)	3,694	(84)	98,180	(835)
Mutual funds	—	—	23,375	(645)	23,375	(645)
U.S. treasury securities	—	—	2,199	(1)	2,199	(1)
	$524,751	$(4,443)	$719,142	$(17,416)	$1,243,893	$(21,859)

At December 31, 2018 and 2017 debt securities issued or guaranteed by U.S. government-sponsored entities and agencies held by the Company were issued by institutions which the Company believes to possess little credit risk. The Company does not consider these securities to be other-than-temporarily impaired because the decline in fair value is attributable to changes in interest rates and investment securities markets, generally, and not credit quality. The Company does not have the intent to sell these debt securities and it is more likely than not that it will not be required to sell the securities before their anticipated recovery.
Unrealized losses on municipal and corporate debt securities, at December 31, 2018 and 2017, are attributable to changes in interest rates and investment securities markets, generally, and as a result, temporary in nature. The Company does not consider these securities to be other-than-temporarily impaired because the issuers of these debt securities are considered to be high quality, and management does not intend to sell these investments and it is more likely than not that it will not be required to sell these investments before their anticipated recovery.
Amortized cost and approximate fair values of securities held to maturity, are summarized as follows:

	December 31, 2018
	Amortized Cost	Gross Unrealized		Estimated Fair Value
(in thousands)		Gains	Losses
Securities Held to Maturity -
U.S. government sponsored enterprise debt securities	$82,326	$—	$(3,889)	$78,437
U.S. Government agency debt securities	2,862	—	(49)	2,813
	$85,188	$—	$(3,938)	$81,250

	December 31, 2017
	Amortized Cost	Gross Unrealized		Estimated Fair Value
(in thousands)		Gains	Losses
Securities Held to Maturity -
U.S. government sponsored enterprise debt securities	$86,826	$47	$(441)	$86,432
U.S. Government agency debt securities	3,034	—	—	3,034
	$89,860	$47	$(441)	$89,466

Contractual maturities of securities at December 31, 2018 are as follows:

	Available for Sale		Held to Maturity
(in thousands)	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Within 1 year	$54,477	$54,306	$—	$—
After 1 year through 5 years	330,024	325,752	—	—
After 5 years through 10 years	166,152	163,039	—	—
After 10 years	1,044,277	1,019,844	85,188	81,250
No contractual maturities	24,266	23,110	—	—
	$1,619,196	$1,586,051	$85,188	$81,250

Actual maturities of investment securities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Proceeds from sales and calls of securities available for sale in 2018 and 2017 were approximately$67 million and $393 million, respectively, with gross realized gains of $0.5 million and gross realized losses of $1.4 million in 2018 (gross realized gains of $2.6 million and gross realized losses of $4.2 million in 2017).
At December 31, 2018 and 2017, securities available for sale with a fair value of approximately $50 million and $246 million, respectively, were pledged as collateral. In 2018, these securities were pledged as collateral to secure sweep accounts. In 2017, these securities were pledged as collateral to secure advances from the FHLB and sweep accounts.